Summary of significant accounting policies (Details 4) (CNY)	12 Months Ended
	Dec. 31, 2013 item model	Dec. 31, 2012	Dec. 31, 2011
Summary of significant accounting policies
Number of revenue models for online game services	2
Other income from expired game cards	1,555,307	4,428,309	10,647,183
Revenue from inactive accounts	98,439,474	98,367,393	103,939,999
Period of time used to establish inactive account	360 days
Estimated player pay life	3 months
Number of license revenue streams	2
Number of parts for revenue recognition of licensing arrangements	2
Deferred revenues related to online game operation	774,622,249	410,983,447
Deferred revenues related to licensing	6,204,409	11,225,181
Total amount of net VAT and business tax with related surcharges	157,804,042	117,562,400	126,721,023
Online game development costs capitalization	47,863,589	5,875,774	12,516,776
Advertising expenses	318,854,568	160,279,673	173,454,641
Capital leases	0	0	0
China
Country disclosures
Statutory general reserve rate (as a percent)	10.00%
The maximum percentage of statutory general reserve need to be made over entity's registered capital	50.00%
Appropriation to statutory reserves	39,400,899	4,923,933	31,541,131
Appropriation to other reserves	0	0	0